Financial Instruments and Financial Risk Management - Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities (Details) - Liquidity Risk [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
December 31, 2024
Trade accounts payable	$ 5,980	$ 13,248
Short-term loans	3,303	8,982
Current maturities of long-term loans	3,064
Long-term loans	496	234
Liability to event producers	1,256	967
Accrued expenses and other current liabilities	1,564	3,200
Related Parties liabilities	907	909
Lease liabilities		570
Non-derivative financial liabilities	16,074	28,099
Less than 1 year [Member]
December 31, 2024
Trade accounts payable	5,980	13,248
Short-term loans	3,303	8,982
Current maturities of long-term loans	3,064
Long-term loans
Liability to event producers	1,256	967
Accrued expenses and other current liabilities	1,564	3,189
Related Parties liabilities	907	909
Lease liabilities		102
Non-derivative financial liabilities	16,074	27,631
1 – 2 years [Member]
December 31, 2024
Trade accounts payable
Short-term loans
Current maturities of long-term loans
Long-term loans	496	234
Liability to event producers
Accrued expenses and other current liabilities
Related Parties liabilities
Lease liabilities		162
Non-derivative financial liabilities	496	396
2-3 years [Member]
December 31, 2024
Trade accounts payable
Short-term loans
Current maturities of long-term loans
Long-term loans
Liability to event producers
Accrued expenses and other current liabilities
Related Parties liabilities
Lease liabilities		143
Non-derivative financial liabilities		143
3-5 years [Member]
December 31, 2024
Trade accounts payable
Short-term loans
Current maturities of long-term loans
Long-term loans
Liability to event producers
Accrued expenses and other current liabilities
Related Parties liabilities
Lease liabilities		163
Non-derivative financial liabilities		$ 163